Reorganization (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reorganization [abstract]
Summary of Share Transactions Pursuant to the Arrangement

Share transactions pursuant to the Arrangement are as follows:

$
Cash transferred to establish sufficient working capital pursuant to the Arrangement	75,000
Loan from former parent contributed pursuant to the Arrangement	46,258
Share issuance costs pursuant to the Arrangement	(7,479)
113,779